Concentration of Credit Risk	12 Months Ended
Jan. 28, 2012
Concentration of Credit Risk
Concentration of Credit Risk

Note 12.  Concentration of Credit Risk

We periodically invest our excess cash and equivalents in money market funds and trusts, which are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other financial or government institution. We also deposit a portion of our cash and equivalents with numerous federally-insured financial institutions, the balances of which often exceed $250,000. The Federal Deposit Insurance Corporation insures each account up to a maximum of $250,000 of the aggregate account balance with each institution. We believe counterparty default risk is low as we only use financial institutions with investment grade ratings or funds and trusts that invest in securities with investment grade ratings and that possess the necessary liquidity to satisfy our redemption needs.

We invest cash balances in excess of operating requirements primarily in money market mutual funds and short-term interest-bearing securities, generally with maturities of 90 days or less. Due to the short-term nature of our investments, the fair value of our cash and equivalents at January 28, 2012 approximated carrying value.

We have market risk exposure arising from changes in interest rates on our Senior Secured Credit Facilities. The interest rates on our Senior Secured Credit Facilities will reprice periodically, which will impact our earnings and cash flow. The interest rates on our 2018 Senior Notes, Senior Subordinated Notes, and Subordinated Discount Notes are fixed.  Based on our overall interest rate exposure to variable rate debt outstanding as of January 28, 2012, a 1% increase or decrease in interest rates would increase or decrease income before income taxes by approximately $20 million. A 1% increase or decrease in interest rates would decrease or increase the fair value of our long-term fixed rate debt by approximately $26 million. A change in interest rates would not materially affect the fair value of our variable rate debt as the debt reprices periodically.